Interim Condensed Statements of Cash Flows (Unaudited)	6 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Cash flows from operating activities:
Net loss	$ (1,028,299)	$ (1,404,862)	$ (455,890)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation of property and equipment	32,591	44,526	52,001
Amortization of right-of- use assets	396,249	541,356	555,071
Change in operating assets and liabilities:
(Increase)/decrease in accounts receivables	28,881	39,457	(1,818)
Decrease in related parties	268,256	366,491	227,942
Increase in amount due to a shareholder	1,007,649	1,376,650	417,766
Decrease/(increase) in inventories	(22,668)	(30,969)	15,196
Increase in deposits, prepayments and other receivables	(4,116,031)	(5,623,321)	(71,914)
Decrease in accounts payables, accruals and other current liabilities	(128,397)	(175,416)	(40,060)
Decrease in operating lease liabilities	(396,249)	(541,356)	(555,071)
Net cash provided by/(used in) operating activities	(3,958,018)	(5,407,444)	143,223
Cash flows from investing activities:
Purchase of property and equipment	(3,770)	(5,151)	(1,450)
Net cash used in investing activities	(3,770)	(5,151)	(1,450)
Cash flows from financing activities:
Repayment of bank borrowings	(325,594)	(444,827)	(114,505)
Repayment of finance lease	(16,752)	(22,886)	(28,008)
Net proceeds from issuance of shares	6,214,399	8,490,112
Net cash (used in)/provided by financing activities	5,872,053	8,022,399	(142,513)
Net change in cash and cash equivalent	1,910,265	2,609,804	(740)
BEGINNING OF PERIOD	25,060	34,237	117,527
END OF PERIOD	1,935,325	2,644,041	116,787
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	$ 41,673	$ 56,934	$ 86,770